Intrepid Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 77.2%			Par	Value
Automobiles & Components - 1.2%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029 (a)			$10,500,000	$10,260,567

Capital Goods - 2.7%
Icahn Enterprises LP
6.25%, 05/15/2026			1,794,000	1,778,960
10.00%, 11/15/2029 (a)			4,000,000	4,014,445
9.00%, 06/15/2030			17,000,000	16,372,510
				22,165,915

Commercial & Professional Services - 5.6%
Atento Luxco 1 SA
20.00% (includes 10.00% Cash and 10.00% PIK), 05/17/2025 (a)(b)			7,729,365	7,729,364
20.00% (includes 10.00% Cash and 10.00% PIK), 09/30/2026 (a)(b)			3,286,035	3,286,035
Cimpress PLC, 7.38%, 09/15/2032 (a)			16,500,000	16,393,427
Deluxe Corp.
8.00%, 06/01/2029 (a)			14,314,000	13,820,203
8.13%, 09/15/2029 (a)			1,000,000	1,015,271
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)			4,694,000	4,679,600
				46,923,900

Consumer Discretionary Distribution & Retail - 9.0%
Foot Locker, Inc., 4.00%, 10/01/2029 (a)			15,300,000	13,212,580
Macy's Retail Holdings LLC, 6.38%, 03/15/2037			16,369,000	14,383,250
QVC, Inc., 4.45%, 02/15/2025			25,000,000	24,869,349
RealReal, Inc., 13.00% (includes 4.25% PIK), 03/01/2029 (a)			21,705,859	22,302,770
				74,767,949

Consumer Services - 6.3%
ANGI Group LLC, 3.88%, 08/15/2028 (a)			23,693,000	21,277,489
Brinker International, Inc., 8.25%, 07/15/2030 (a)			7,620,000	8,054,896
Full House Resorts, Inc., 8.25%, 02/15/2028 (a)			15,536,000	15,487,977
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)			7,500,000	8,043,838
				52,864,200

Consumer Staples Distribution & Retail - 4.8%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (a)			9,180,000	7,786,668
KeHE Distributors LLC, 9.00%, 02/15/2029 (a)			17,463,000	18,117,181
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)			13,971,000	13,783,531
				39,687,380

Energy - 6.2%
Alliance Resource Operating Partners LP, 8.63%, 06/15/2029 (a)			7,445,000	7,830,055
Bristow Group, Inc., 6.88%, 03/01/2028 (a)			18,290,000	18,211,649
Coronado Finance Pty Ltd., 9.25%, 10/01/2029 (a)			3,000,000	3,045,988
CVR Energy, Inc., 8.50%, 01/15/2029 (a)			9,262,000	8,892,950
Vantage Drilling International Ltd., 9.50%, 02/15/2028 (a)			457,000	459,194
W&T Offshore, Inc., 11.75%, 02/01/2026 (a)			13,114,000	13,290,500
				51,730,336

Equity Real Estate Investment Trusts (REITs) - 3.4%
Diversified Healthcare Trust
9.75%, 06/15/2025			11,632,000	11,668,399
0.00%, 01/15/2026 (a)(c)			17,931,000	16,953,579
				28,621,978

Financial Services - 13.4%
Advanced Flower Capital, Inc., 5.75%, 05/01/2027 (a)			7,000,000	6,650,288
Cerdia Finanz GmbH, 9.38%, 10/03/2031 (a)			7,000,000	7,302,190
Enceladus Development Venture III LLC, 10.00%, 04/22/2025 (a)			2,111,111	2,058,333
FirstCash, Inc.
5.63%, 01/01/2030 (a)			17,596,000	16,971,027
6.88%, 03/01/2032 (a)			3,000,000	3,015,989
Great Ajax Operating Partnership LP, 8.88%, 09/01/2027 (a)			10,000,000	9,767,496
Green Dot Corp., 8.75%, 09/15/2029 (a)			5,000,000	5,018,268
PHH Escrow Issuer LLC, 9.88%, 11/01/2029 (a)			18,000,000	18,099,360
PRA Group, Inc.
5.00%, 10/01/2029 (a)			10,000,000	9,157,641
8.88%, 01/31/2030 (a)			11,545,000	11,971,926
Rithm Capital Corp.
6.25%, 10/15/2025 (a)			6,551,000	6,550,185
8.00%, 04/01/2029 (a)			15,000,000	15,024,483
				111,587,186

Food, Beverage & Tobacco - 3.8%
Becle SAB de CV, 2.50%, 10/14/2031 (a)			4,315,000	3,464,531
Turning Point Brands, Inc., 5.63%, 02/15/2026 (a)			28,671,000	28,551,153
				32,015,684

Health Care Equipment & Services - 0.4%
Prosomnus 8% 12/31/2026, 8.00%, 12/31/2026 (b)			3,100,009	3,100,009

Household & Personal Products - 2.9%
Herbalife Nutrition Ltd., 7.88%, 09/01/2025 (a)			24,617,000	24,656,431

Materials - 2.4%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)			5,500,000	5,631,120
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (a)			14,169,000	14,693,806
				20,324,926

Media & Entertainment - 4.6%
Gray Television, Inc.
7.00%, 05/15/2027 (a)			8,850,000	8,594,996
10.50%, 07/15/2029 (a)			1,000,000	1,001,058
Skillz, Inc., 10.25%, 12/15/2026 (a)			23,698,000	21,708,198
Verve Group SE, 9.09% (3 mo. EURIBOR + 6.25%), 06/21/2026		EUR	7,000,000	7,448,725
				38,752,977

Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
Trulieve Cannabis Corp., 8.00%, 10/06/2026			16,610,000	16,306,951

Software & Services - 4.4%
Conduent Business Services LLC, 6.00%, 11/01/2029 (a)			14,300,000	13,647,970
Twilio, Inc., 3.88%, 03/15/2031			25,485,000	22,879,642
				36,527,612

Technology Hardware & Equipment - 1.7%
Xerox Holdings Corp.
5.00%, 08/15/2025 (a)			5,000,000	4,994,374
8.88%, 11/30/2029 (a)			10,104,000	9,088,265
				14,082,639

Telecommunication Services - 1.5%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028			12,745,000	12,268,018

Transportation - 0.9%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028 (a)			5,700,000	5,658,964
Priority 1 Issuer Logistics DAC, 12.63%, 11/19/2027			2,000,000	1,987,337
				7,646,301
TOTAL CORPORATE BONDS (Cost $635,302,480)				644,290,959

BANK LOANS - 10.9%			Par	Value
Commercial & Professional Services - 0.4%
LXActionTarget, 11.75%, 07/19/2027			3,003,043	2,942,982

Consumer Discretionary Distribution & Retail - 0.6%
American Greetings Corp., Senior Secured First Lien, 10.32% (1 mo. SOFR US + 5.75%), 10/23/2029			3,950,000	3,983,851
Jill Acquisition LLC, Senior Secured First Lien, 13.46% (3 mo. SOFR US + 8.00%), 05/08/2028			1,344,615	1,358,062
				5,341,913

Consumer Staples Distribution & Retail - 0.2%
United Natural Foods, Inc. First Lien, 9.44% (1 mo. Term SOFR + 4.75%), 04/25/2031			1,990,000	2,026,318

Financial Services - 2.2%
Chicago Atlantic Real Estate Finance, Inc., 9.00%, 10/18/2028			16,000,000	15,800,000
LXKernelmatter, 10.50%, 08/14/2026 (b)			3,122,586	2,888,392
				18,688,392

Health Care Equipment & Services - 1.0%
Shryne Group, Inc., 17.00%, 05/26/2026			6,971,275	6,922,476
Youth Opportunity Investments LLC First Lien, 13.08%, 09/15/2026			1,712,500	1,712,500
				8,634,976

Materials - 0.9%
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.75%), 08/22/2031			7,327,586	7,089,476

Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Cansortium Holdings LLC, 13.00%, 11/20/2028			9,000,000	8,820,000
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2025			12,286,155	12,286,155
PharmaCann, Inc., 0.12%, 06/30/2025			4,250,000	4,133,125
Verano Holdings Corp., 14.50% (Prime Rate + 6.50%), 10/30/2026			3,570,126	3,748,632
				28,987,912

Telecommunication Services - 2.1%
ViaPath Technologies, Senior Secured First Lien, 12.07% (1 mo. SOFR US + 7.50%), 08/06/2029			17,955,000	17,618,344
TOTAL BANK LOANS (Cost $90,718,694)				91,330,313

CONVERTIBLE BONDS - 5.4%			Par	Value
Capital Goods - 0.0%(d)
Lightning eMotors, Inc., 7.50%, 04/30/2025 (a)			1,900,000	33,250

Consumer Discretionary Distribution & Retail - 3.9%
Groupon, Inc., 6.25%, 03/15/2027 (a)			18,385,000	17,664,308
RealReal, Inc.
3.00%, 06/15/2025			3,146,000	3,119,774
1.00%, 03/01/2028			15,297,000	12,000,139
				32,784,221

Financial Services - 1.5%
PennyMac Corp.
5.50%, 03/15/2026			4,110,000	4,048,350
8.50%, 06/01/2029 (a)			8,520,000	8,392,200
				12,440,550
TOTAL CONVERTIBLE BONDS (Cost $45,218,296)				45,258,021

COMMON STOCKS - 2.0%			Shares	Value
Commercial & Professional Services - 0.4%
Atento SA (b)(e)			661,412,762	2,976,357

Equity Real Estate Investment Trusts (REITS) - 0.4%
Southern Realty Trust, Inc. (e)			125,000	2,500,000
Southern Realty Trust, Inc. (e)			50,000	1,000,000
SRT_Blocker (e)			50,000	0
				3,500,000

Financial Services - 1.0%
Chicago Atlantic BDC, Inc.			717,987	8,748,672

Health Care Equipment & Services - 0.2%
Prosomnus Restructured Equity (b)(e)			1,584,196	1,584,196
TOTAL COMMON STOCKS (Cost $16,257,091)				16,809,225

REAL ESTATE INVESTMENT TRUSTS - 1.2%			Shares	Value
Financial Services - 1.2%
Advanced Flower Capital, Inc.			50,200	418,166
Chicago Atlantic Real Estate Finance, Inc.			593,218	9,147,422
				9,565,588
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,835,086)				9,565,588

PREFERRED STOCKS - 1.0%			Shares	Value
Commercial & Professional Services - 0.7%
Atento SA, 0.00% (b)			5,587,837	5,587,837

Materials - 0.3%
Ramaco Resources, Inc., 8.38%, 11/30/2029			100,000	2,481,700
TOTAL PREFERRED STOCKS (Cost $8,087,837)				8,069,537

PURCHASED OPTIONS - 0.1%	Notional Amount		Contracts	Value
Put Options - 0.1%				$–
Lien_Put, Expiration: 10/01/2025; Exercise Price: $13.23 (f)(g)	$ 8,748,672		717,987	$ 750,296
TOTAL PURCHASED OPTIONS (Cost $1,791,378)				750,296

SHORT-TERM INVESTMENTS - 1.5%				Value
Money Market Funds - 1.5%			Shares
Invesco Treasury Portfolio - Class Institutional, 4.29% (h)			12,772,653	12,772,653
TOTAL SHORT-TERM INVESTMENTS (Cost $12,772,653)				12,772,653

TOTAL INVESTMENTS - 99.3% (Cost $819,983,515)				828,846,592
Other Assets in Excess of Liabilities - 0.7%				6,183,775
TOTAL NET ASSETS - 100.0%				$835,030,367
two				–%

Percentages are stated as a percent of net assets.	–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

EUR - Euro

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $519,653,259 or 62.2% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $27,152,190 or 3.3% of net assets as of December 31, 2024.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Intrepid Income Fund
Schedule of Forward Currency Contracts
December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	03/20/2025	USD	7,448,862	EUR	7,155,968	$10,296
Net Unrealized Appreciation (Depreciation)						$10,296

EUR - Euro
USD - United States Dollar

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Intrepid Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$630,175,551	$14,115,408	$644,290,959
Bank Loans	–	88,441,921	2,888,392	91,330,313
Convertible Bonds	–	45,258,021	–	45,258,021
Common Stocks	8,748,672	3,500,000	4,560,553	16,809,225
Real Estate Investment Trusts	9,565,588	–	–	9,565,588
Preferred Stocks	–	2,481,700	5,587,837	8,069,537
Purchased Options	–	750,296	–	750,296
Money Market Funds	12,772,653	–	–	12,772,653
Total Investments	$31,086,913	$770,607,489	$27,152,190	$828,846,592

Liabilities:

Other Financial Instruments:
Forwards*	–	10,296	–	10,296
Total Other Financial Instruments	$–	$10,296	$–	$10,296

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.